Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
Schedule of basic loss per share
	Year ended December 31,
	2019	2018 (Restated)	2017

(Loss) attributable to equity holders of the company ($000)	(9,323)	(7,934)	(8,716)
Weighted average number of ordinary shares in issue	136,482,627	127,553,866	106,403,903
Basic loss per share (cents per share)	(6.83)	(6.22)	(8.59)